AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	CONSUMER DISCRETIONARY — 8.2%
147,319	Home Depot, Inc.	$44,513,909
212,766	McDonald's Corp.	56,051,075
533,222	Starbucks Corp.	48,667,172
		149,232,156
	CONSUMER STAPLES — 13.1%
1,102,871	Keurig Dr Pepper, Inc.	34,817,638
994,263	Mondelez International, Inc., Class A	69,001,852
408,636	PepsiCo, Inc.	69,239,284
443,043	Procter & Gamble Co.	64,622,252
		237,681,026
	ENERGY — 9.7%
409,131	Chevron Corp.	68,987,669
172,827	Exxon Mobil Corp.	20,320,999
883,036	Kinder Morgan, Inc.	14,640,737
280,916	Phillips 66	33,752,057
1,106,581	Williams Cos., Inc.	37,280,714
		174,982,176
	FINANCIALS — 10.0%
275,295	Marsh & McLennan Cos., Inc.	52,388,639
349,542	PNC Financial Services Group, Inc.	42,913,271
474,613	Regions Financial Corp.	8,163,344
222,014	Travelers Cos., Inc.	36,257,106
1,264,782	U.S. Bancorp	41,813,693
		181,536,053
	HEALTH CARE — 14.2%
201,748	Abbott Laboratories	19,539,294
497,637	AbbVie, Inc.	74,177,771
140,233	Eli Lilly & Co.	75,323,351
185,284	Medtronic PLC[1]	14,518,854
724,230	Merck & Co., Inc.	74,559,479
		258,118,749
	INDUSTRIALS — 10.7%
243,330	Eaton Corp. PLC[1]	51,897,422
199,611	Fastenal Co.	10,906,745
121,820	Illinois Tool Works, Inc.	28,056,364
143,522	Johnson Controls International PLC[1]	7,636,806
95,473	Lockheed Martin Corp.	39,044,638
260,227	RTX Corp.	18,728,537
237,165	United Parcel Service, Inc., Class B	36,966,909
		193,237,421

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 3.5%
225,290	Air Products & Chemicals, Inc.	$63,847,186
	REAL ESTATE — 4.5%
384,892	Prologis, Inc. - REIT	43,188,731
763,208	Realty Income Corp. - REIT	38,114,608
		81,303,339
	TECHNOLOGY — 18.2%
169,748	Automatic Data Processing, Inc.	40,837,974
106,528	Broadcom, Inc.	88,480,026
660,609	Cisco Systems, Inc.	35,514,340
752,633	Corning, Inc.	22,932,727
107,769	Microsoft Corp.	34,028,062
91,761	NXP Semiconductors NV1	18,344,859
227,934	Paychex, Inc.	26,287,628
168,166	QUALCOMM, Inc.	18,676,516
280,769	Texas Instruments, Inc.	44,645,079
		329,747,211
	UTILITIES — 6.4%
217,691	Eversource Energy	12,658,731
708,644	NextEra Energy, Inc.	40,598,215
611,959	Sempra	41,631,571
254,166	WEC Energy Group, Inc.	20,473,071
		115,361,588
	TOTAL COMMON STOCKS
	(Cost $1,332,421,595)	1,785,046,905
	SHORT-TERM INVESTMENTS — 1.4%
25,182,978	Fidelity Investments Money Market Treasury Portfolio - Class I 5.15%[2]	25,182,978
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,182,978)	25,182,978
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,357,604,573)	1,810,229,883
	Other Assets in Excess of Liabilities — 0.1%	1,503,880
	TOTAL NET ASSETS — 100.0%	$1,811,733,763

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.